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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
NYSE Arca, Inc. (trading pursuant to unlisted trading privileges)

SEC Mail Processing Section
SEP 28 2016
Washington DC
412

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end Management Investment Company

3. Class of New Derivative Securities Product:
Investment Company Units

16019221

4. Name of Underlying Instrument:
Nasdaq U.S. Small Cap Select Leaders Index

Securities and Exchange
SEP 28 2016
RECEIVED

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
PSC

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
NYSE, NASDAQ, NYSE MKT

8. Settlement Methodology of New Derivative Securities Product:
Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):
Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Martha Redding

Title:
Associate General Counsel and Assistant Secretary

Telephone Number:
(212) 656-2938

Manual Signature of Official Responsible for Form:

September 26, 2016

SEC 2449 (1/99)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP 28 2016

NYSE

Martha Redding
Senior Counsel
Assistant Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2938
F + 1 212 656 8101
Martha.Redding@theice.com

SEC
Mail Processing
Section
SEP 28 2016
Washington DC
412

Securities and Exchange
SEP 28 2016
RECEIVED

Via Overnight Mail

September 26, 2016

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: 19b-4(e) – Transmittal

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

- **Recon Capital USA Managed Risk ETF (USMR)**
- **VanEck Vectors AMT-Free 12-17 Year Municipal Index ETF (ITML)**
- **VanEck Vectors AMT-Free 6-8 Year Municipal Index ETF (ITMS)**
- **AdvisorShares Focused Equity ETF (CWS)**
- **First Trust Nasdaq Bank ETF (FTXO)**
- **First Trust Nasdaq Food & Beverage ETF (FTXG)**
- **First Trust Nasdaq Oil & Gas (FTXN)**
- **First Trust Nasdaq Pharmaceuticals ETF (FTXH)**
- **First Trust Nasdaq Retail ETF (FTXD)**
- **First Trust Nasdaq Semiconductor ETF (FTXL)**
- **First Trust Nasdaq Transportation ETF (FTXR)**
- **Amplify YieldShares Prime 5 Dividend ETF (PFV)**
- **Elkhorn Fundamental Commodity Strategy ETF (RCOM)**
- **Elkhorn DWA Commodity Rotation ETF (DWAC)**
- **Franklin Liberty U.S. Low Volatility ETF (FLLV)**
- **Principal U.S. Small Cap Index ETF (PSC)**
- **PowerShares Variable Rate Investment Grade Portfolio (VRIG)**
- **ProShares Ultra Bloomberg Crude Oil (UCO)**
- **VelocityShares 3x Inverse Natural Gas ETN linked to the S&P GSCI Natural Gas Index ER due February 9, 2032 (DGAZ)**
- **VelocityShares 3x Long Crude Oil ETN linked to the S&P GSCI Crude Oil Index ER due February 9, 2032 (UWTI)**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP 28 2016

- **iPath S&P GSCI Crude Oil Total Return Index ETN (OIL)**
- **Shares of iShares Gold Trust (IAU)**
- **United States Oil Fund, L.P. (USO)**
- **PowerShares DB US Dollar Index Bullish Fund (UUP)**

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures